Charles Schwab Investment Management, Inc.
211 Main Street
San Francisco, CA 94105
October 1, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Capital Trust — Post-Effective Amendment No. 1 File No. 333-161527
Ladies and Gentlemen:
We are filing, pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the Prospectus/Proxy Statement and Statement of Additional Information dated October 1, 2009, for the Laudus Rosenberg International Equity Fund and Schwab International Core Equity Fund for the purpose of making non-material changes.
Please contact me at (415) 667-0633 with any questions or comments.
Sincerely,

/s/ Audra M. Mai
Audra M. Mai
Corporate Counsel